TAXATION (Details) - Schedule of Tax Charges - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
TAXATION (Details) - Schedule of Tax Charges [Line Items]
Current tax expense	£ (1,404)	£ (1,250)	£ (872)
Deferred tax expense	(156)	(478)	(852)
Tax expense	(1,560)	(1,728)	(1,724)
UK Corporation Tax [Member]
TAXATION (Details) - Schedule of Tax Charges [Line Items]
Current tax on profit for the year	(1,386)	(1,342)	(1,010)
Adjustments in respect of prior years	11	122	156
Current tax expense	(1,375)	(1,220)	(854)
Foreign Tax [Member]
TAXATION (Details) - Schedule of Tax Charges [Line Items]
Current tax on profit for the year	(34)	(40)	(20)
Adjustments in respect of prior years	5	10	2
Current tax expense	(29)	(30)	(18)
DeferredTax[Member]
TAXATION (Details) - Schedule of Tax Charges [Line Items]
Current year	(127)	(430)	(758)
Adjustments in respect of prior years	£ (29)	£ (48)	£ (94)